SCHEDULE OF BALANCE SHEET CLASSIFICATION (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Leases
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total operating and finance leases assets	Total operating and finance leases assets
Operating lease right of use assets	$ 7,500	$ 6,931
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total operating and finance leases assets	Total operating and finance leases assets
Finance lease right of use assets	$ 10,101	$ 9,252
Total operating and finance leases assets	$ 17,601	$ 16,183
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt	Current portion of long-term debt
Operating leases liability current	$ 762	$ 635
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt	Current portion of long-term debt
Finance leases liability current	$ 147	$ 390
Total current liabilities	$ 909	$ 1,025
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Operating leases liability non current	$ 6,341	$ 5,893
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Finance leases liability non current	$ 129	$ 182
Total noncurrent liabilities	6,470	6,075
Total liabilities	$ 7,379	$ 7,100